Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)		Taxes	Royalties	Fees	Total Payments
Total	[1]	$ 9,432,179	$ 12,703,328	$ 2,485,968	$ 24,621,475
Sal de Oro Project
Total	[1]	8,347,249		904,230	9,251,479
Block PM524 Project
Total	[1]			814,217	814,217
Block Bunga Project
Total	[1]			162,231	162,231
Atlas, Roma North, Range Project
Total	[1]	$ 1,084,930	$ 12,703,328	$ 605,290	$ 14,393,548

[1]	All payments are reported in US Dollars. Payments relating to project in Argentina were made in Argentine Pesos, payments relating to project in Malaysia were made in Malaysian Ringgits, payments relating to project in Indonesia were made in Indonesian Rupiahs, and payments relating to the project in Australia were made in Australian Dollars. Such payments made in currencies other than in US Dollars have been converted to US Dollars using the exchange rates as of December 31, 2024.